Financial instruments - Additional Information (Detail)		1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 15, 2021 CAD ($)	Nov. 30, 2020 USD ($) derivativeContract termLoanFacility	Jun. 30, 2021 USD ($) $ / MWh	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / MWh MWh	Jun. 30, 2020 USD ($)	Jun. 30, 2021 CAD ($) $ / MWh	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	May 23, 2019 USD ($)
Derivative [Line Items]
Number of term loan facilities | termLoanFacility		2
Foreign currency gain (loss)			$ (2,995,000)	$ 8,573,000	$ (3,268,000)	$ (28,057,000)
Liberty Power Group
Derivative [Line Items]
Foreign currency gain (loss)			(6,534,000)	(16,642,000)	(13,274,000)	$ 27,190,000
Bonds
Derivative [Line Items]
Debt instrument, term						10 years
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Derivative [Line Items]
Par value			637,500,000		637,500,000						$ 350,000,000
Senior Unsecured Notes | Senior Unsecured Notes Due January 2029
Derivative [Line Items]
Debt instrument, term						10 years
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Derivative [Line Items]
Par value			400,000,000		400,000,000		$ 1,400,669,000
Debt repaid upon maturity	$ 150,000,000
Non-regulated Energy Sales
Derivative [Line Items]
Unrealized gains in AOCI to be reclassified					1,427,000
Interest expense
Derivative [Line Items]
Unrealized gains in AOCI to be reclassified					(502,000)
Derivative gains
Derivative [Line Items]
Unrealized gains in AOCI to be reclassified					1,206,000
Interest rate swaps | U.S. Dollar Subordinated Unsecured Notes
Derivative [Line Items]
Derivative notional amount										$ 350,000,000
Interest rate swaps | Bonds
Derivative [Line Items]
Derivative notional amount									$ 135,000,000
Interest rate swaps | Senior Unsecured Notes
Derivative [Line Items]
Derivative notional amount									300,000,000
Currency Swap
Derivative [Line Items]
Derivative notional amount							$ 650,000,000
Foreign currency gain (loss)			7,453,000	15,252,000	11,467,000	$ (19,583,000)
Currency Swap | Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Derivative [Line Items]
Foreign currency gain (loss)			2,653,000
Foreign exchange contract
Derivative [Line Items]
Foreign currency gain (loss)			(70,000)	(1,023,000)	$ (1,991,000)	$ 3,581,000
Currency forward contract
Derivative [Line Items]
Derivative notional amount								$ 682,500,000	$ 923,243,000
Ascendant
Derivative [Line Items]
Number of interest rate swaps redesignated as cash flow hedges | derivativeContract		2
Ascendant | Interest Rate Swap One
Derivative [Line Items]
Derivative notional amount		$ 87,627,000
Derivative, fixed interest rate (percent)		3.28%
Ascendant | Interest Rate Swap Two
Derivative [Line Items]
Derivative notional amount		$ 8,875,000
Derivative, fixed interest rate (percent)		3.02%
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap						10 years
Cash flow hedge | ISO NE Spot Rate contract expiring February 2022
Derivative [Line Items]
Number of Megawatt hours | MWh					46,664
Cost per Megawatt Hour | $ / MWh					38.95
Canadian Investments and Subsidiaries
Derivative [Line Items]
Foreign currency gain (loss)			$ 178,000	$ 1,269,000	$ 446,000	$ (195,000)
Minimum
Derivative [Line Items]
Forward price | $ / MWh			14.11		14.11		14.11
Minimum | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)			0.0888		0.0888		0.0888
Minimum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)			0.22		0.22		0.22
Maximum
Derivative [Line Items]
Forward price | $ / MWh			189.52		189.52		189.52
Maximum | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)			0.0938		0.0938		0.0938
Maximum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)			0.46		0.46		0.46
Weighted Average
Derivative [Line Items]
Forward price | $ / MWh			26.16		26.16		26.16
Weighted Average | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)			0.0904		0.0904		0.0904